Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Profit Reserve [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 107,380	$ (279)	$ 1,143	$ (75,122)	$ (24,169)	$ (11,205)	$ (1,152)	$ 72,811		$ 69,407	$ 405	$ 69,812
IfrsStatementLineItems [Line Items]
Capital transactions			1							1	(146)	(145)
Net income									36,623	36,623	132	36,755
Other comprehensive income (loss)				951	6,662	(1,371)	219			6,461	24	6,485
Additional dividends proposed								(6,688)		(6,688)		(6,688)
Expired unclaimed dividends									11	11		11
Appropriations:
Transfer to reserves								2,530	(2,530)
Dividends								(2,219)	(34,104)	(36,323)	(71)	(36,394)
Ending balance, value at Dec. 31, 2022	107,380	(279)	1,144	(74,171)	(17,507)	(12,576)	(933)	66,434		69,492	344	69,836
IfrsStatementLineItems [Line Items]
Treasury shares			(735)							(735)		(735)
Capital transactions			1							1	1	2
Net income									24,884	24,884	111	24,995
Other comprehensive income (loss)				1,167	5,487	(3,303)	267			3,618	19	3,637
Additional dividends proposed								(6,864)		(6,864)		(6,864)
Expired unclaimed dividends									7	7		7
Appropriations:
Transfer to reserves								10,137	(10,137)
Dividends								2,934	(14,754)	(11,820)	(83)	(11,903)
Ending balance, value at Dec. 31, 2023	107,380	(279)	410	(73,004)	(12,020)	(15,879)	(666)	72,641		78,583	392	78,975
IfrsStatementLineItems [Line Items]
Treasury shares			(381)							(381)		(381)
Capital transactions											(82)	(82)
Net income									7,528	7,528	77	7,605
Other comprehensive income (loss)				(2,204)	(8,340)	2,904	(261)			(7,901)	(86)	(7,987)
Additional dividends proposed								(7,178)		(7,178)		(7,178)
Expired unclaimed dividends									54	54		54
Appropriations:
Transfer to reserves								130	(130)
Dividends								(4,147)	(7,452)	(11,599)	(57)	(11,656)
Ending balance, value at Dec. 31, 2024	$ 107,380	$ (279)	$ 29	$ (75,208)	$ (20,360)	$ (12,975)	$ (927)	$ 61,446		$ 59,106	$ 244	$ 59,350